Stock-based Compensation - Schedule of Restricted Share Plan (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Time Based Restricted Stock Units RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	101,289	114,285	183,184
Granted	132,980	59,531	35,000
Exercised/Released	(23,901)	(54,282)	(61,773)
Forfeited	(56,788)	(18,245)	(42,126)
Balance at end of period	153,580	101,289	114,285
Balance at beginning of period	$ 18.96	$ 16.67	$ 15.87
Granted	10.69	21.89	18.21
Exercised/Released	13.03	18.59	17.33
Forfeited	14.60	15.27	13.51
Balance at end of period	$ 14.33	$ 18.96	$ 16.67
Performance Based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	340,200	410,013	8,763
Granted	27,700		475,000
Forfeited	(107,700)	(69,813)	(73,750)
Balance at end of period	260,200	340,200	410,013
Balance at beginning of period	$ 14.84	$ 15.44	$ 43.70
Granted	11.80		14.98
Forfeited	13.96	18.36	15.87
Balance at end of period	$ 14.88	$ 14.84	$ 15.44